Nature of Operations (Details)	12 Months Ended
Dec. 31, 2020 segment
Disclosure of subsidiaries
Number of Segments	1
Subsidiaries controlling the Stibnite Gold Project
Disclosure of subsidiaries
Principal asset, Percentage of ownership	100.00%